Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension schemes	$ 500,000	$ 300,000	$ 100,000
Employer contribution (percent)	4.00%
Employer contributions	$ 0	$ 0	$ 0